Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories
	December 31, 2023	December 31, 2022
Finished products	218,600	151,534
Work in process	59,659	73,993
Raw materials	16,663	30,773
Imports in progress	-	347
Right to returned goods (i)	5,587	9,803
	300,509	266,450

(i)	Represents the Company’s right to recover products from customers when customers exercise their right of return under the Company’s returns policies, where the Company estimates the volume of goods returned based on experience and foreseen expectations.